Intangible Assets, net	12 Months Ended
Mar. 31, 2019
Intangible Assets, net
Intangible Assets, net

9. Intangible Assets, net

Intangible assets, net consist of the following:

	As of March 31,
	2018	2019
	RMB	RMB
Exclusive cooperation rights (1)	—	103,000,000
Accounts in public social network platforms	4,080,000	4,080,000
Others	—	585,383

Total	4,080,000	107,665,383
Less: accumulated amortization
Exclusive cooperation rights	—	(1,716,667)
Accounts in public social network platforms	(340,000)	(1,360,000)
Others	—	(131,894)
Total	(340,000)	(3,208,561)
Intangible assets, net	3,740,000	104,456,822
(1)

Represents exclusive cooperation rights with Zhang Yi in online sales of women apparel products that has a contractual period of the later of five years after the completion of the IPO or when Zhang Yi's beneficial interest in the Company falls below 5%. See Note 14.

Amortization expenses were nil,  RMB340,000 and RMB2,868,561 for the years ended March 31, 2017, 2018 and 2019 respectively. The Group expects to record amortization expenses of RMB21,751,894,  RMB21,751,894,  RMB21,411,894,  RMB20,657,806,  RMB18,883,333 for the years ending March 31, 2020, 2021, 2022, 2023 and 2024, respectively.